Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	901,850,925.03	45,658
Yield Supplement Overcollateralization Amount 01/31/23	114,150,864.00	0
Receivables Balance 01/31/23	1,016,001,789.03	45,658
Principal Payments	32,222,478.81	1,390
Defaulted Receivables	599,587.13	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	109,372,475.88	0
Pool Balance at 02/28/23	873,807,247.21	44,246

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.00%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,915,645.76	272
Past Due 61-90 days	1,967,622.01	75
Past Due 91-120 days	688,439.07	23
Past Due 121+ days	0.00	0
Total	8,571,706.84	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	315,717.56
Aggregate Net Losses/(Gains) - February 2023	283,869.57
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	0.31%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	7,864,265.22
Actual Overcollateralization	7,864,265.22
Weighted Average Contract Rate	4.97%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	57.74

Flow of Funds	$ Amount
Collections	36,542,716.47
Investment Earnings on Cash Accounts	22,281.15
Servicing Fee	(846,668.16)
Transfer to Collection Account	-
Available Funds	35,718,329.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,773,454.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	4,567,019.49
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,864,265.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,153,590.01

Total Distributions of Available Funds	35,718,329.46

Servicing Fee	846,668.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	893,734,266.70
Principal Paid	27,791,284.71
Note Balance @ 03/15/23	865,942,981.99

Class A-1
Note Balance @ 02/15/23	84,424,266.70
Principal Paid	27,791,284.71
Note Balance @ 03/15/23	56,632,981.99
Note Factor @ 03/15/23	26.7161911%

Class A-2a
Note Balance @ 02/15/23	231,840,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	231,840,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-2b
Note Balance @ 02/15/23	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	125,000,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-3
Note Balance @ 02/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	306,860,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-4
Note Balance @ 02/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	99,620,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	30,630,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	15,360,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,773,454.74
Total Principal Paid	27,791,284.71
Total Paid	31,564,739.45

Class A-1
Coupon	4.42600%
Interest Paid	290,625.85
Principal Paid	27,791,284.71
Total Paid to A-1 Holders	28,081,910.56

Class A-2a
Coupon	5.51000%
Interest Paid	1,064,532.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,064,532.00

Class A-2b
One-Month SOFR	4.40118%
Coupon	5.25118%
Interest Paid	510,531.39
Principal Paid	0.00
Total Paid to A-2b Holders	510,531.39

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6947926
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2119425
Total Distribution Amount	30.9067351

A-1 Interest Distribution Amount	1.3710060
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.1033339
Total A-1 Distribution Amount	132.4743399

A-2a Interest Distribution Amount	4.5916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5916667

A-2b Interest Distribution Amount	4.0842511
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.0842511

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	164.33
Noteholders' Third Priority Principal Distributable Amount	552.69
Noteholders' Principal Distributable Amount	282.98

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	5,106,453.81
Investment Earnings	17,413.02
Investment Earnings Paid	(17,413.02)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,796,514.24	$2,513,391.11	$2,471,987.33
Number of Extensions	131	107	114
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.24%	0.23%